Fair Value Measurements (Details) - Schedule of value of the embedded derivative was determined as the differential value from the perspective of the with and without method	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of value of the embedded derivative was determined as the differential value from the perspective of the with and without method [Line Items]
Probability	100.00%
Weighted average term (years)	3 months 7 days
Weighted average discount rate	25.00%	8.63%
Probability of Next Equity Financing [Member]
Fair Value Measurements (Details) - Schedule of value of the embedded derivative was determined as the differential value from the perspective of the with and without method [Line Items]
Probability	3.00%
Probability of SPAC/PIPE [Member]
Fair Value Measurements (Details) - Schedule of value of the embedded derivative was determined as the differential value from the perspective of the with and without method [Line Items]
Probability	95.00%
Probability of IPO [Member]
Fair Value Measurements (Details) - Schedule of value of the embedded derivative was determined as the differential value from the perspective of the with and without method [Line Items]
Probability	2.00%